LOAN SERVICING	12 Months Ended
Sep. 30, 2010
Loan Servicing Disclosure [Abstract]
LOAN SERVICING
 8.  LOAN SERVICING

Loans serviced for others are not included in the accompanying consolidated statements of financial condition.  The unpaid principal balances of these loans are summarized as follows:

	September 30,
	2011	2010

Loan portfolios
serviced for:
FNMA	$12,678,230	$9,628,298
Other	2,093,115	2,226,950

	$14,771,345	$11,855,248

Custodial escrow balances maintained in connection with loan servicing totaled approximately $125,000 and $97,000, at September 30, 2011 and 2010, respectively.